Capital structure and financing, Fair Values of Financial Assets and Financial Liabilities (Details) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Carrying Amount [member]
Financial assets not measured at fair value [Abstract]
Financial assets	$ 19,918	$ 40,689
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	531
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	215,306	100,136
Carrying Amount [member] | Unsecured OIC Class A Preferred Shares (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	46,377
Carrying Amount [member] | Unsecured USD Term Loan [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	78,468	70,833
Carrying Amount [member] | Unsecured OIC Series 2024-A Notes (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	10,938
Carrying Amount [member] | Unsecured OIC Class B Preferred Shares (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	5,070
Carrying Amount [member] | Unsecured Term Loan with Customer [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		4,523
Carrying Amount [member] | Unsecured Supplier Finance Arrangement [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	14,013	9,306
Carrying Amount [member] | Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	60,440	15,474
Carrying Amount [member] | Derivative Liability Warrants [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	531
Carrying Amount [member] | Receivables [member]
Financial assets not measured at fair value [Abstract]
Financial assets	8,538	6,430
Carrying Amount [member] | Cash and Cash Equivalents [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	3,705	19,582
Carrying Amount [member] | Restricted Trust Fund [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	7,675	14,677
Carrying Amount [member] | Fair Value through Profit and Loss [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	531
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Unsecured OIC Class A Preferred Shares (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Unsecured USD Term Loan [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Unsecured OIC Series 2024-A Notes (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Unsecured Term Loan with Customer [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Unsecured Supplier Finance Arrangement [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Derivative Liability Warrants [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	531
Carrying Amount [member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	0
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	215,306	100,136
Carrying Amount [member] | Other Financial Liabilities [Member] | Unsecured OIC Class A Preferred Shares (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	46,377
Carrying Amount [member] | Other Financial Liabilities [Member] | Unsecured USD Term Loan [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	78,468	70,833
Carrying Amount [member] | Other Financial Liabilities [Member] | Unsecured OIC Series 2024-A Notes (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	10,938
Carrying Amount [member] | Other Financial Liabilities [Member] | Unsecured OIC Class B Preferred Shares (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	5,070
Carrying Amount [member] | Other Financial Liabilities [Member] | Unsecured Term Loan with Customer [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		4,523
Carrying Amount [member] | Other Financial Liabilities [Member] | Unsecured Supplier Finance Arrangement [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	14,013	9,306
Carrying Amount [member] | Other Financial Liabilities [Member] | Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	60,440	15,474
Carrying Amount [member] | Other Financial Liabilities [Member] | Derivative Liability Warrants [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Receivables [member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Cash and Cash Equivalents [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Carrying Amount [member] | Fair Value through Profit and Loss [Member] | Restricted Trust Fund [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Carrying Amount [member] | Financial Assets at Amortized Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	19,918	40,689
Carrying Amount [member] | Financial Assets at Amortized Cost [Member] | Receivables [member]
Financial assets not measured at fair value [Abstract]
Financial assets	8,538	6,430
Carrying Amount [member] | Financial Assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	3,705	19,582
Carrying Amount [member] | Financial Assets at Amortized Cost [Member] | Restricted Trust Fund [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	7,675	14,677
Fair Value [Member] | Unsecured OIC Class A Preferred Shares (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	52,474
Fair Value [Member] | Unsecured OIC Class A Preferred Shares (USD) [Member] | Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Fair Value [Member] | Unsecured OIC Class A Preferred Shares (USD) [Member] | Level 2 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	52,474
Fair Value [Member] | Unsecured OIC Class A Preferred Shares (USD) [Member] | Level 3 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Fair Value [Member] | Unsecured USD Term Loan [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	94,903	90,645
Fair Value [Member] | Unsecured USD Term Loan [Member] | Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Unsecured USD Term Loan [Member] | Level 2 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	94,903	90,645
Fair Value [Member] | Unsecured USD Term Loan [Member] | Level 3 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Unsecured OIC Series 2024-A Notes (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	30,136
Fair Value [Member] | Unsecured OIC Series 2024-A Notes (USD) [Member] | Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Fair Value [Member] | Unsecured OIC Series 2024-A Notes (USD) [Member] | Level 2 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	30,136
Fair Value [Member] | Unsecured OIC Series 2024-A Notes (USD) [Member] | Level 3 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Fair Value [Member] | Unsecured OIC Class B Preferred Shares (USD) [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	14,993
Fair Value [Member] | Unsecured OIC Class B Preferred Shares (USD) [Member] | Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Fair Value [Member] | Unsecured OIC Class B Preferred Shares (USD) [Member] | Level 2 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	14,993
Fair Value [Member] | Unsecured OIC Class B Preferred Shares (USD) [Member] | Level 3 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0
Fair Value [Member] | Unsecured Term Loan with Customer [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		4,523
Fair Value [Member] | Unsecured Term Loan with Customer [Member] | Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0
Fair Value [Member] | Unsecured Term Loan with Customer [Member] | Level 2 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		4,523
Fair Value [Member] | Unsecured Term Loan with Customer [Member] | Level 3 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0
Fair Value [Member] | Unsecured Supplier Finance Arrangement [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	14,013	9,306
Fair Value [Member] | Unsecured Supplier Finance Arrangement [Member] | Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Unsecured Supplier Finance Arrangement [Member] | Level 2 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	14,013	9,306
Fair Value [Member] | Unsecured Supplier Finance Arrangement [Member] | Level 3 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Payables [Member] | Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Payables [Member] | Level 2 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Payables [Member] | Level 3 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	0	0
Fair Value [Member] | Derivative Liability Warrants [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	531
Fair Value [Member] | Derivative Liability Warrants [Member] | Level 1 [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	531
Fair Value [Member] | Derivative Liability Warrants [Member] | Level 2 [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	0
Fair Value [Member] | Derivative Liability Warrants [Member] | Level 3 [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value	0
Fair Value [Member] | Receivables [member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Receivables [member] | Level 1 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Receivables [member] | Level 2 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Receivables [member] | Level 3 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Cash and Cash Equivalents [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0
Fair Value [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Restricted Trust Fund [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Restricted Trust Fund [Member] | Level 1 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Restricted Trust Fund [Member] | Level 2 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	0	0
Fair Value [Member] | Restricted Trust Fund [Member] | Level 3 [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	$ 0	$ 0